Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2018	Year ended March 31, 2017
	$	$
Interest paid	(2,934)	(3,663)
Income taxes paid	-	-
Investment tax credit on research and development received	131,220	281,644